Prepayment and Other Current Assets (Details) - Schedule of Prepayment and Other Current Assets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Prepayment And Other Current Assets [Abstract]
Prepaid expenses			$ 51,301
Loan receivable	[1]	1,605,000	400,000
Prepaid input VAT		1,106,489	2,848,547
Deposits and others		224,155	26,577
Total prepayment and other current assets		$ 2,935,644	$ 3,326,425

[1]	In 2021, the Company entered into a loan agreement to lend $400,000 loan to AGM Group Ltd., who is the shareholder of the Company holding 20 class A shares. As AGM Group Ltd. (i) held less than 10% of the Company’s securities shares, (ii) was not the company’s management, (iii) could not directly or indirectly control the Company, (iv) could not significantly influence the financial and operating decisions of the Company, the Company is not regarded it as a related party. On April 5, 2022, the Company extended an additional $900,000 loan to AGM Group Ltd. at the interest rate of 1% for one year as working capital support.